Subsequent Events (Details) (Subsequent Event [Member], Mr. Xu [Member]) In Millions, unless otherwise specified	0 Months Ended
	Feb. 02, 2015 USD ($)	Feb. 02, 2015 CNY
Subsequent Event [Line Items]
Loan from related party	$ 4.8	30.0
Maximum business days between agreement date and loan provided date	20 days	20 days
Term of the loan	1 year	1 year
Interest rate, per annum	6.50%	6.50%